Transactions with Affiliates and Container Investors (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net	The following table provides a summary of due to container investors, net at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Accounts receivable, net - managed fleet	$7,412	$7,348
Prepaid expenses and other current assets - managed fleet	57	89
Accounts payable and accrued expenses - managed fleet	(931)	(1,292)
	6,538	6,145
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,341	9,987
Due to container investors, net	$14,879	$16,132